CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 460,952	¥ 491,993	¥ 497,108
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	684,783	693,063	701,146
Deferred taxes	52,176	(22,563)	(44,550)
Loss on sale or disposal of property, plant and equipment	24,055	27,936	32,735
Impairment loss on marketable securities and other investments	4,030	13,424	4,007
Equity in net (income) losses of affiliates	24,208	10,539	2,122
Dividends from affiliates	12,052	12,757	12,854
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	(198,538)	75,200	(1,056)
(Increase) / decrease in credit card receivables	(14,584)	(19,746)	(30,042)
Increase / (decrease) in allowance for doubtful accounts	5,388	2,469	242
(Increase) / decrease in inventories	245	(5,217)	(17,262)
(Increase) / decrease in prepaid expenses and other current assets	338	(2,753)	1,582
(Increase) / decrease in non-current installment receivables for handsets	(12,809)	7,029	13,860
Increase / (decrease) in accounts payable, trade	94,747	(30,988)	(21,227)
Increase / (decrease) in accrued income taxes	(11,751)	(23,805)	(53,765)
Increase / (decrease) in other current liabilities	7,361	(14,464)	(22,019)
Increase / (decrease) in accrued liabilities for point programs	(26,451)	47,959	57,605
Increase / (decrease) in liability for employees' retirement benefits	7,095	14,203	(8,015)
Increase / (decrease) in other long-term liabilities	(12,296)	(8,791)	35,878
Other, net	9,558	18,792	21,615
Net cash provided by operating activities	1,110,559	1,287,037	1,182,818
Cash flows from investing activities:
Purchases of property, plant and equipment	(480,416)	(423,119)	(480,080)
Purchases of intangible and other assets	(237,070)	(250,757)	(245,488)
Purchases of non-current investments	(35,582)	(11,746)	(10,027)
Proceeds from sale of non-current investments	2,540	3,946	9,534
Acquisitions of subsidiaries, net of cash acquired	(3,624)	(7,678)	(29,209)
Purchases of short-term investments	(1,164,203)	(745,602)	(377,591)
Redemption of short-term investments	1,023,698	917,492	69,605
Long-term bailment for consumption to a related party		(20,000)
Short-term bailment for consumption to a related party	(80,000)	(20,000)	(90,000)
Proceeds from redemption of short-term bailment for consumption to a related party		110,000
Other, net	72	(7,906)	(10,670)
Net cash used in investing activities	(974,585)	(455,370)	(1,163,926)
Cash flows from financing activities:
Repayment of long-term debt	(171,879)	(180,075)	(29,042)
Proceeds from short-term borrowings	4,991	717	138,214
Repayment of short-term borrowings	(4,467)	(488)	(138,149)
Principal payments under capital lease obligations	(4,380)	(4,597)	(3,256)
Payments to acquire treasury stock		(20,000)	(20,000)
Dividends paid	(223,865)	(216,283)	(208,709)
Contributions from noncontrolling interests	21,333
Other, net	(349)	(1,243)	(3)
Net cash provided by (used in) financing activities	(378,616)	(421,969)	(260,945)
Effect of exchange rate changes on cash and cash equivalents	(831)	(1,862)	220
Net increase (decrease) in cash and cash equivalents	(243,473)	407,836	(241,833)
Cash and cash equivalents at beginning of year	765,551	357,715	599,548
Cash and cash equivalents at end of year	522,078	765,551	357,715
Cash received during the year for:
Income tax refunds	251	301	1,323
Cash paid during the year for:
Interest, net of amount capitalized	2,922	5,023	5,251
Income taxes	351,964	378,998	436,459
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	2,036	5,631	2,347
Acquisitions of shares through share exchange			15,023
Acquisitions of exchangeable bonds through share exchange			20,821
Acquisitions of shares through conversion of exchangeable bonds			26,326
Retirement of treasury stock		¥ 24,195	¥ 27,936